Recurring Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Recurring Fair Value Measurements [Abstract]
RECURRING FAIR VALUE MEASUREMENTS

NOTE 7 — RECURRING FAIR VALUE MEASUREMENTS

Investments Held in Trust Account

As of September 30, 2023 and December 31, 2022, the investments in the Company’s Trust Account consisted of $35.1 million and $323.9 million in U.S. Money Market funds, respectively. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments.

Fair values of the Company’s investments are classified as Level 1 utilizing quoted prices (unadjusted) in active markets for identical assets.

Recurring Fair Value Measurements

The Company’s permitted investments consist of U.S. Money Market funds. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s initial value of the warrant liability was based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets and classified as level 3. The subsequent measurement of the Public Warrants is classified as Level 1 due to the use of an observable market price of these warrants. The subsequent measurement of the Private Placement Warrants is classified as Level 2 because these warrants are economically equivalent to the Public Warrants, based on the terms of the Private Placement Warrant agreement, and as such their value is principally derived by the value of the Public Warrants. Significant deviations from these estimates and inputs could result in a material change in fair value. For the three and nine months ended September 30, 2023, there were no transfers amongst level 1, 2, and 3 values during the period. At December 31, 2021, the Company reclassified the Public Warrants and Private Placement Warrants from Level 3 to Level 1 and Level 2, respectively.

The fair value of the subscription liability was $9,191,162 as of September 30, 2023. The initial fair value of the subscription liability was estimated using a probability weighted expected return model. The subscription liability is considered to be a Level 3 financial instrument. The debt discount is being amortized to interest expense as a non-cash charge over the term of the subscription liability, in which is generally the Company’s expected Business Combination date at the time of each draw. During the period ended September 30, 2023, the Company recorded $3,815,529 of interest expense related to the amortization of the debt discount. The remaining balance of the debt discount as of September 30, 2023 amounted to $4,372,334.

The FPA liability is measured at fair value using a probability weighted expected return model based on future projections of various potential outcomes. The FPA liability is considered to be a Level 3 financial instrument. On June 15, 2023, the Company received a termination notice from Sakuu, that terminated, effective June 14, 2023, the Business Combination Agreement, dated March 2, 2023. In light of the termination of the Business Combination Agreement, the FPA was also terminated. As of September 30, 2023 and December 31, 2022 there was no FPA liability outstanding.

The conversion feature of the Convertible Promissory Notes is measured at fair value using a Monte Carlo model that fair values the compound option. The fair value of the conversion feature of the Convertible Promissory Notes was $0 as of September 30, 2023.

The following table presents fair value information as of September 30, 2023 and December 31, 2022, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

September 30, 2023	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Money Market	$35,096,667	$35,096,667	$—	$—

Liabilities
Public Warrant liability	383,060	383,060	—	—
Private Placement Warrant liability	375,373	—	375,373	—
Subscription liability	9,191,162	—	—	9,191,162
Sponsor loan conversion option	—	—	—	—
Total	$9,949,595	$383,060	$375,373	$9,191,162
December 31, 2022	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Money Market	$323,911,642	$323,911,642	$—	$—

Liabilities
Public Warrant liability	191,529	191,529	—	—
Private Placement Warrant liability	187,687	—	187,687	—
Total	$379,216	$191,529	$187,687	$—

If and when the Warrants become redeemable by the Company, the Company may exercise its Redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Forward Purchase Agreement Liability

The estimated fair value of the FPA liability on March 1, 2023 (initial measurement) is determined using Level 3 inputs. The expected term was based on management assumptions regarding the timing and likelihood of completing a business combination. The FPA liability is discounted to net present values using risk free rates. Discount rates were based on current risk-free rates based on the estimated term.

On June 15, 2023, the Company received a termination notice from Sakuu, that terminated, effective June 14, 2023, the Business Combination Agreement, dated March 2, 2023. In light of the termination of the Business Combination Agreement, the FPA was also terminated. As of September 30, 2023 and December 31, 2022 there was no FPA liability outstanding.

The following table presents the changes in the fair value of the forward purchase agreement (“FPA”) liability:

FPA
Fair value as of January 1, 2023	$—
Issuance of FPA liability	308,114
Change in fair value	325,091
Fair value as of March 31, 2023	$633,205
Change in fair value	(633,205)
Fair value as of June 30, 2023 and September 30, 2023	$—

The changes in the fair value of the forward purchase agreement liability for the three and nine month ended September 30, 2023 are $0 and $308,114, respectively.

Subscription Liability

The estimated fair value of the subscription liability on March 17, 2023 (initial measurement), May 23, 2023, July 14, 2023 and July 25, 2023 are determined using Level 3 inputs. The expected term was based on management assumptions regarding the timing and likelihood of completing a business combination. Management also estimated whether a business combination would be completed. The subscription liability is discounted to net present values using risk free rates. Discount rates were based on current risk-free rates based on the actual simulated term using the following U.S. Treasury rates and using the linearly interpolated treasury rates between quoted terms.

The key inputs into the present value model for the commitment fee shares liability were as follows:

	March 17, 2023	May 23, 2023	July 14, 2023	July 25, 2023	September 30, 2023
Restricted term	1.12	1.04	1.21	1.18	1.00
Risk free rate	4.60%	5.03%	5.21%	5.28%	5.46%
Volatility	7.79%	7.12%	2.45%	2.07%	2.32%
Stock price	$10.22	$10.45	$10.53	$10.59	$10.63
Strike price	$10.00	$10.00	$10.00	$10.00	$10.00
Term of debt conversion	0.62	0.54	0.71	0.68	0.50
Probability of business combination	80%	60%	60%	60%	60%

The following table presents the changes in the fair value of the subscription purchase agreement (“SPA”) liability:

SPA
Fair value as of December 31, 2022	$—
Issuance of subscription liability	3,202,222
Change in fair value	18,277
Fair value as of March 31, 2023	$3,220,499
Change in fair value	(2,655,232)
Fair value as of June 30, 2023	$1,946,467
Issuance of subscription liability	5,165,385
Change in fair value	2,079,310
Fair value as of September 30, 2023	$9,191,162

The changes in the fair value of the subscription purchase agreement liability for the three and nine months ended September 30, 2023 are ($2,079,310) and $557,645, respectively.

NOTE 7 — RECURRING FAIR VALUE MEASUREMENTS

Investments Held in Trust Account

As of December 31, 2022 and 2021, the investments in the Company’s Trust Account consisted of $323.9 million and $319.2 million in U.S. Money Market funds, respectively. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments.

Fair values of the Company’s investments are classified as Level 1 utilizing quoted prices (unadjusted) in active markets for identical assets.

Recurring Fair Value Measurements

The Company’s permitted investments consist of U.S. Money Market funds. Fair values of these investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets. The Company’s initial value of the warrant liability was based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets and classified as level 3. The subsequent measurement of the Public Warrants is classified as Level 1 due to the use of an observable market price of these warrants. The subsequent measurement of the Private Placement Warrants is classified as Level 2 because these warrants are economically equivalent to the Public Warrants, based on the terms of the Private Placement Warrant agreement, and as such their value is principally derived by the value of the Public Warrants. Significant deviations from these estimates and inputs could result in a material change in fair value. At December 31, 2021, the Company reclassified the Public Warrants and Private Placement Warrants from Level 3 to Level 1 and Level 2, respectively.

The fair value of the sponsor loan conversion option was $0 as of December 31, 2022. During the year ended December 31, 2022, the Public Warrant trading price was deeply below the conversion price making the call option on warrants embedded in the convertible note have de minis value. There was no change in fair value or transfers in or out of Level 3 from other levels in the fair value hierarchy during the year ended December 31, 2022.

The overallotment liability is measured at fair value using the Black Scholes Option Pricing Model with significant unobservable inputs. The fair value is based on the share price of the underlying shares and a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. Therefore, the overallotment liability is considered to be a Level 3 financial instrument. There was no overallotment liability outstanding as of December 31, 2021.

The following table presents fair value information as of December 31, 2022 and 2021, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

December 31, 2022	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Money Market	$323,911,642	$323,911,642	$—	$—

Liabilities
Sponsor Loan Conversion Option	—	—	—	—
Public Warrant liability	191,529	191,529	—	—
Private Placement Warrant liability	187,687	—	187,687	—
Total	$379,216	$191,529	$187,687	$—
December 31, 2021	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Money Market	$319,232,602	$319,232,602	$—	$—

Liabilities
Public Warrant liability	4,723,763	4,723,763	—	—
Private Placement Warrant liability	4,628,976	—	4,628,976	—
Total	$9,352,739	$4,723,763	$4,628,976	$—

If and when the Public Warrants become redeemable by the Company, the Company may exercise its Redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Measurement

The following table provides a reconciliation of changes in the Level 3 fair value classification:

Fair value at January 11, 2021	$—
Issuance due to Initial Public Offering at March 18, 2021	17,640,000
Issuance of over-allotment option	1,170,000
Issuance of overallotment warrant placements (public and private)	890,357
Partial exercise of over-allotment option	(288,245)
Reclassification of Private Placement Warrants to Level 2(1)	(7,405,819)
Reclassification of Public Warrants to Level 1(1)	(7,257,213)
Expiration of over-allotment option	(567,241)
Change in fair value	(4,181,839)
Fair Value at December 31, 2021	$—

(1)      These warrants were reclassified on June 30, 2021